New IFRS Standards	12 Months Ended
Dec. 31, 2023
New IFRS Standards
New IFRS Standards

5. New IFRS Standards

(a) Adoption of New IFRS Standards

The standards, amendments and interpretations that are adopted up to the date of authorization of the company’s consolidated financial statements, and that may have an impact on the disclosures and financial position of the company, are disclosed below.

Disclosure Initiative – Accounting Policies

In February 2021, the IASB issued Disclosure Initiative – Accounting Policies. The amendment requires companies to disclose material rather than significant accounting policies to provide more relevant, company-specific accounting policy disclosures. The company adopted the amendments prospectively on the effective date January 1, 2023, and there were impacts that have been reflected in note 3 of the consolidated financial statements as a result of the initial application.

(b) Recently Announced Accounting Pronouncements

The standards, amendments and interpretations that are issued, but not yet effective up to the date of authorization of the company’s consolidated financial statements, and that may have an impact on the disclosures and financial position of the company, are disclosed below. The company intends to adopt these standards, amendments and interpretations when they become effective.

General Sustainability-related Disclosures and Climate-related Disclosures

In March 2024, the Canadian Sustainability Standards Board proposed Canadian-specific modifications to IFRS S1: General Sustainability-related Disclosures and IFRS S2: Climate-related disclosures, which were issued by the International Sustainability Standards Board (ISSB) in June 2023. The new standards add sustainability and climate disclosure requirements for annual reporting purposes. The Canadian-specific versions of IFRS S1 and S2 are expected to be available for voluntary adoption starting January 1, 2025; however, the Canadian Securities Administrators have not yet confirmed whether the new standards will be mandated for Canadian reporting issuers. The company is currently disclosing sustainability and climate-related information in its annual Report on Sustainability and Climate Report and anticipates changes resulting from these new standards on the consolidated financial statements as a result of future application.